Credit Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Predecessor [Member]
Debt Instrument [Line Items]
Credit Agreement
CREDIT AGREEMENT

On September 10, 2013, in conjunction with the Spanish Trail Acquisition, the Company amended and restated its credit agreement, dated December 15, 2010, with Comerica Bank, as administrative agent, and expanded its syndicated bank group to 11 lenders. In addition, the Company entered into a new term loan in the amount of $70 million to partially finance the Spanish Trail Acquisition.

The Company's revolving credit facility requires it to maintain the following three financial ratios:

•
a working capital ratio, which is the ratio of consolidated current assets (includes unused commitments under its revolving credit facility and excludes restricted cash and derivative assets) to consolidated current liabilities (excluding the current portion of long-term debt under the credit facility and derivative liabilities), of not less than 1.0 to 1.0;

•	a minimum interest coverage ratio, which is the ratio of consolidated EBITDAX (as defined in the credit agreement) to consolidated interest expense, of not less than 3.0 to 1.0; and

•
a leverage ratio, which is the ratio of the sum of all of the Company's debt to the consolidated EBITDAX (as defined in the credit agreement) for the four fiscal quarters then ended, of not greater than 4.0 to 1.0.

The Company's revolving credit facility contains restrictive covenants that may limit its ability to, among other things, incur additional indebtedness, make loans to others, make investments, enter into mergers, make or declare dividends, enter into commodity hedges exceeding a specified percentage or its expected production, enter into interest rate hedges exceeding a specified percentage of its outstanding indebtedness, incur liens, sell assets or engage in certain other transactions without the prior consent of the lenders.

The Company was in compliance with such covenants and ratios as of March 31, 2014.

Principal amounts borrowed are payable on the maturity date, and interest is payable quarterly for base rate loans and at the end of the applicable interest period for Eurodollar loans. RSP LLC has a choice of borrowing in Eurodollars or at the adjusted base rate. Eurodollar loans bear interest at a rate per annum equal to an adjusted LIBOR rate (equal to the quotient of: (i) the LIBOR Rate divided by (ii) a percentage equal to 100% minus the maximum rate on such date at which the Administrative Agent is required to maintain reserves on "Eurocurrency Liabilities" as defined in and pursuant to Regulation D of the Board of Governors of the Federal Reserve System) plus an applicable margin ranging from 125 to 200 basis points, depending on the percentage of its borrowing base utilized. Adjusted base rate loans bear interest at a rate per annum equal to the greatest of: (i) the agent bank's reference rate; (ii) the federal funds effective rate plus 100 basis points; and (iii) the adjusted LIBOR rate plus 100 basis points, plus an applicable margin ranging from 25 to 100 basis points, depending on the percentage of its borrowing base utilized, plus a facility fee of 0.50% charged on the borrowing base amount. At March 31, 2014, the variable rate of interest under the Company's revolving credit facility was 1.73%. The Company may repay any amounts borrowed prior to the maturity date without any premium or penalty other than customary LIBOR breakage costs. As of March 31, 2014, the revolving credit facility has a margin of 1.25% to 2.00% plus LIBOR, plus a facility fee of 0.50% charged on the borrowing base amount.

The amount available to be borrowed under the revolving credit facility is subject to a borrowing base that is re-determined semiannually each May and November and depends on the volumes of proved oil and natural gas reserves and estimated cash flows from these reserves and commodity hedge positions. The borrowing base under the Company's amended and restated credit agreement is $300 million as of March 31, 2014, with lender commitments of $500 million.

The maturity date of the Company's revolving credit facility is September 10, 2017.

On January 23, 2014, the Company repaid the term loan in full, and as of March 31, 2014, the Company had no contractual obligations with respect to the term loan.

CREDIT AGREEMENT

In December 2010, RSP entered into a credit agreement (the "Agreement") with two participating banks (the "Lenders") for the acquisition of producing and nonproducing oil and natural gas interests in the Permian Basin. The Agreement consisted of a revolving credit facility (the "Revolving Credit Facility") and a term loan (the "Term Loan") (collectively, the "Commitments").

RSP's obligations under the Commitments are secured by a first lien on all of RSP's oil and natural gas properties. In 2011, the Agreement was syndicated and the Lenders increased to six participating banks. During 2011, the Term Loan was paid off with proceeds from the issuance of a net profits interest (See Note 7).

On September 10, 2013, in conjunction with the Spanish Trail Acquisition, RSP amended and restated the Agreement and expanded its syndicated bank group to 11 Lenders. In addition, RSP entered into a new Term Loan in the amount of $70 million to partially finance the acquisition.

The Revolving Credit Facility requires RSP to maintain the following three financial ratios:

•
a working capital ratio, which is the ratio of consolidated current assets (includes unused commitments under our revolving credit facility and excludes restricted cash and derivative assets) to consolidated current liabilities (excluding the current portion of long-term debt under the credit facility and derivative liabilities), of not less than 1.0 to 1.0;

•	a minimum interest coverage ratio, which is the ratio of consolidated EBITDAX (as defined in the Agreement) to consolidated interest expense, of not less than 3.0 to 1.0; and

•	a leverage ratio, which is the ratio of the sum of all our debt to the consolidated EBITDAX (as defined in the Agreement) for the four fiscal quarters then ended, of not greater than 4.0 to 1.0.

RSP was in compliance with such covenants and ratios as of December 31, 2013.

The borrowing base under RSP's amended and restated Agreement is $140 million as of December 31, 2013, with lender commitments of $500 million. The maturity date of the Revolving Credit Facility is September 10, 2017 while the new Term Loan matures on April 1, 2016.

The amount available to be borrowed under the Revolving Credit Facility is subject to a borrowing base that is re-determined semiannually each May and November and depends on the volumes of proved oil and natural gas reserves and estimated cash flows from these reserves and commodity hedge positions. As of December 31, 2013, the Revolving Credit Facility has a margin of 1.25% to 2.00% plus LIBOR, plus a facility fee of 0.50% charged on the borrowing base amount, while the Term Loan has a margin of 5.5% plus LIBOR (floor of 1%), or 6.5%.